Future Minimum Rental Commitments Under Various Non-Cancelable Operating Leases (Detail) (KRW) In Millions	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
2011	69,601
2012	41,267
2013	26,951
2014	14,675
2015	8,278
Thereafter	12,104
Non Cancelable Lease and other Agreements Future Minimum Payments Due, Total	172,876